Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)		Dec. 31, 2024	Mar. 31, 2024		Mar. 31, 2023
Property and equipment, net of accumulated depreciation (in Dollars)			$ 6,717,519		$ 6,189,452
Intangible assets, net of accumulated amortisation (in Dollars)			$ 14,640		$ 106,769
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	[2]	$ 0.0001	[2]
Common stock, shares authorized	[1]	250,000,000	250,000,000	[2]	220,000,000	[2]
Common stock, shares issued	[1]	6,771,662	632,373	[2]	5,342	[2]
Common stock,Shares outstanding	[1]	6,771,662	632,373	[2]	5,342	[2]
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Previously Reported
Property and equipment, net of accumulated depreciation (in Dollars)		$ 6,717,519	$ 6,189,452
Intangible assets, net of accumulated amortisation (in Dollars)		$ 14,640	$ 106,769

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.